Notes Payable	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 9: NOTES PAYABLE

On December 28, 2018, the Company entered into a $10,000 credit facility that includes a loan and security agreement (the "Agreement") where the lender agreed to make one or more loans to the Company, and the Company may make a request for a loan or loans from the lender, subject to the terms and conditions. The Company is required to pay interest biannually on the outstanding principal amount of each loan calculated at an annual rate of 12%. The loans are evidenced by demand notes executed by the Company. The Company is able to request draws from the lender up to $1,000 with a cap of $10,000, including the $1,000 advanced on December 28, 2018 and an additional $350 advanced through March 31, 2019, resulting in a balance of $1,350 at March 31, 2019. An additional $1,047 was advanced during the nine months ended December 31, 2019. Including $38 of commitment fees, the balance of the notes payable is $2,435 at December 31, 2019. If principal is prepaid, the loans may not be re-borrowed and the cap of $10,000 shall be reduced. The Company may make a request for a loan or loans from the lender, at any one time and from time to time, from the date of the Agreement until the earlier of (i) demand by the lender or (ii) December 27, 2020 or the earlier termination of the Agreement pursuant to the terms thereof. Loans made pursuant to the Agreement are secured by a security interest in the Company's collateral held with the lender and guaranteed by the Company's subsidiary, Zest Labs.

The Company pays to the lender a commitment fee on the principal amount of each loan requested thereunder in the amount of 3.5% of the amount thereof. The Company also paid an arrangement fee of $300 to the lender which was paid upon execution of the Agreement. The aforementioned fees were and are netted from proceeds advanced and are recorded as interest expense. Zest Labs is a plaintiff in a litigation styled as Zest Labs, Inc. vs Walmart, Inc., Case Number 4:18-cv-00500 filed in the United States District Court for the Eastern District of Arkansas (the "Zest Litigation"). The Company agrees that within five days of receipt by Zest Labs or the Company of any settlement proceeds from the Zest Litigation, the Company will pay or cause to be paid over to lender an additional fee in an amount equal to (i) 0.50 multiplied by (ii) the highest aggregate principal balance of the loans over the life of the loans through the date of the payment from settlement proceeds; provided, however, that such additional fee shall not exceed the amount of the settlement proceeds.

Subject to customary carve-outs, the Agreement contains customary negative covenants and restrictions for agreements of this type on actions by the Company including, without limitation, restrictions on indebtedness, liens, investments, loans, consolidation, mergers, dissolution, asset dispositions outside the ordinary course of business, change in business and restriction on use of proceeds. In addition, the Agreement requires compliance by the Company of covenants including, but not limited to, furnishing the lender with certain financial reports and protecting and maintaining its intellectual property rights. The Agreement contains customary events of default, including, without limitation, non-payment of principal or interest, violation of covenants, inaccuracy of representations in any material respect and cross defaults with certain other indebtedness and agreements.

Interest expense on the notes for the three and nine months ended December 31, 2019 was $71 and $193, respectively.

NOTE 10: NOTE PAYABLE

On December 28, 2018, the Company entered into a $10,000 credit facility that includes a loan and security agreement (the "Agreement") where the lender agreed to make one or more loans to the Company, and the Company may make a request for a loan or loans from the lender, subject to the terms and conditions. The Company is required to pay interest biannually on the outstanding principal amount of each loan calculated at an annual rate of 12%. The loans are evidenced by a demand note executed by the Company. The Company is able to request draws from the lender up to $1,000 with a cap of $10,000, including the $1,000 advanced on December 28, 2018 and an additional $350 advanced through March 31, 2019. If principal is prepaid, the loans may not be re-borrowed and the cap of $10,000 shall be reduced. The Company may make a request for a loan or loans from the lender, at any one time and from time to time, from the date of the Agreement until the earlier of (i) demand by the lender or (ii) December 27, 2020 or the earlier termination of the Agreement pursuant to the terms thereof. Loans made pursuant to the Agreement are secured by a security interest in the Company's collateral held with the lender and guaranteed by the Company's subsidiary, Zest Labs.

The Company is to pay to the lender a commitment fee on the principal amount of each loan requested thereunder in the amount of 3.5% of the amount thereof. The Company also paid an arrangement fee of $300 to the lender which was paid upon execution of the Agreement. The aforementioned fees were netted from proceeds from the $1,000 initial advance on December 28, 2018. Zest Labs is a plaintiff in a litigation styled as Zest Labs, Inc. vs WalMart, Inc., Case Number 4:18-cv-00500 filed in the United States District Court for the Eastern District of Arkansas (the "Zest Litigation"). The Company agrees that within five days of receipt by Zest Labs or the Company of any settlement proceeds from the Zest Litigation, the Company will pay or cause to be paid over to lender an additional fee in an amount equal to (i) 0.50 multiplied by (ii) the highest aggregate principal balance of the loans over the life of the loans through the date of the payment from settlement proceeds; provided, however, that such additional fee shall not exceed the amount of the settlement proceeds.

Subject to customary carve-outs, the Agreement contains customary negative covenants and restrictions for agreements of this type on actions by the Company including, without limitation, restrictions on indebtedness, liens, investments, loans, consolidation, mergers, dissolution, asset dispositions outside the ordinary course of business, change in business and restriction on use of proceeds. In addition, the Agreement requires compliance by the Company of covenants including, but not limited to, furnishing the lender with certain financial reports and protecting and maintaining its intellectual property rights. The Agreement contains customary events of default, including, without limitation, non-payment of principal or interest, violation of covenants, inaccuracy of representations in any material respect and cross defaults with certain other indebtedness and agreements.